Current and deferred income tax liability	12 Months Ended
Dec. 31, 2017
Current And Deferred Income Tax Liability [Abstract]
Current and deferred income tax liability
9	Current and deferred income tax liability

(a)	Income and resource taxes

	2017	2016
	$	$
Current Tax Expense

Current income tax	23,416	9,629
	23,416	9,629

Deferred Tax Recovery

Deferred Tax Recovery	(13,068)	(3,872)
	(13,068)	(3,872)

Total tax expense	10,348	5,757

(b)	Tax rate reconciliation

A reconciliation between income tax expense and the product of loss before income taxes multiplied by the combined Canadian federal and provincial income tax rate for the period ended December 31 is as follows:

	2017	2016
	$	$
Income (loss) before income taxes	9,488	(6,964)

Expected Tax Rate @ 26.50% (2016 - 26.00%)	2,555	(1,780)
Effect of tax rate differences	(512)	2,365
Stock based compensation costs	258	195
Other Non-deductible expenses	449	(8,531)
Unrealized foreign exchange income	148	42
Inflation Adjustment for Mexico tax purposes	(420)	(214)
Change in benefit of other temporary differences not recognized	2,280	8,273
Foreign exchange and other	(807)	2,506
Mining royalties and other	6,397	2,901
	10,348	5,757

(c)	Deferred tax asset and liability

Deferred tax assets have not been recognized in respect of the following temporary differences:

	2017	2016
	$	$
Non-capital and capital losses	35,512	25,777
Property, plant and equipment	60	38
Mineral properties	2,445	9,889
Other	(385)	(87)
	37,632	35,617

The significant components and movements of the Company’s net deferred tax assets and liabilities are as follows:

	Balance		Balance		Balance
	January 1, 2016	Change in 2016	December 31, 2016	Change in 2017	December 31, 2017
	$	$	$	$	$

Inventory	390	66	456	98	554
Other items	(364)	243	(121)	26	(95)
Provisions	672	257	929	293	1,222
Decommissioning liabilities	3,714	380	4,094	(166)	3,928
Non-capital losses	9,910	(3,235)	6,675	1,373	8,048
Property, Plant, and equipment	(4,583)	648	(3,935)	2,138	(1,797)
Mining assets	(53,926)	3,624	(50,302)	8,261	(42,041)
Inventory	(3,287)	348	(2,939)	922	(2,017)
Other items	1,832	(791)	1,041	589	1,630
Deferred revenue	-	1,471	1,471	(1,471)	-
Provisions	(1,498)	(32)	(1,530)	974	(556)
Mining royalties	1,003	(125)	878	363	1,241
	(46,137)	2,854	(43,283)	13,400	(29,883)

(d)	Tax losses

In Canada, the Company has aggregate tax losses not recognized of $27,153 (December 31, 2016 – $26,051) expiring in periods from 2025 to 2036. Deferred tax assets have not been recognized in respect of these losses because it is not probable that future taxable profit will be available against which the company can utilise the benefits there from.

Also, the Company has $8,578 of capital losses that are without expiry as at December 31, 2017 (December 31, 2016 - $8,578).

(e)	Unrecognized deferred tax liabilities

As at December 31, 2017, the Company has taxable temporary difference of $16,315 (2016 - $13,477) relating to investments in subsidiaries that has not been recognized because the Company controls whether the liability will be incurred and it is satisfied that it will not be incurred in the foreseeable future.